Revenue (Details) - Schedule of material revenue recognised - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Type of goods
Type of goods	£ 627,868	£ 248,209
Recognition of revenue
Recognition of revenue	627,868	248,209
Revenue from contracts with customers [Member]
Recognition of revenue
Recognition of revenue	607,097	240,530
Other revenue [Member]
Recognition of revenue
Recognition of revenue	20,771	7,679
Retail [Member]
Type of goods
Type of goods	501,770	207,948
Wholesale [Member]
Type of goods
Type of goods	82,852	12,774
Other sales [Member]
Type of goods
Type of goods	£ 43,246	£ 27,487